MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.    TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS APRIL 30, 2000              NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Asian stock markets performed well during the six-month period ended April 30, 2000, as the positive economic conditions experienced by emerging Asian countries in 1999 continued into 2000. Asia is likely to post reasonable trade surpluses in 2000 for the third consecutive year as exports continue to grow, aided by long-term trends in the outsourcing of semiconductor, computer and telecommunications equipment manufacturing.

With the overall consumer sentiment positive, Asia's export-led recovery is being supplemented by growth in domestic consumption. Economic and earnings growth numbers are surprising on the upside, especially in North Asian economies, and the consensus overall growth outlook for 2000 has been upgraded. Earnings growth is driving the current Asian growth phase as restructuring by large corporations and the adoption of new technologies is propelling returns on equity to a higher level than has been seen in the past decade.

PERFORMANCE AND PORTFOLIO

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter Pacific Growth Fund's Class B shares posted a total return of 13.56 percent, compared to 7.49 percent for the Morgan Stanley Capital International (MSCI) World Index.* For the same period, the Fund's Class A, C and D shares posted total returns of 14.08 percent, 13.62 percent and 14.16 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------------
* The Morgan Stanley Capital International World Index measures performance from a diverse range of global stock markets, including the U.S., Europe, Australia, New Zealand and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

JAPAN

The Japanese market advanced modestly during the period, supported by strong corporate restructuring initiatives, government initiatives to support the banking system and small companies, and positive GDP growth surprises. Strong stock selection in Japan, the Fund's largest country weighting, has recently contributed to the Fund's outperformance.

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, does not expect the recent change in leadership in Japan to result in significant changes in government policy, because the self-sustaining economic recovery will likely continue to be the key focus for the Japanese government. The Bank of Japan's Tankan Report, released in April, confirmed an improving economy, particularly in its capital and investment spending survey, and evidence is beginning to mount for very strong GDP numbers for the first quarter of 2000.

SOUTH KOREA

The South Korean market underperformed the broader Asian markets during the period, after hitting a high in mid 1999. Part of its weak performance stemmed from the huge amounts of domestic retail money flowing into the technology-heavy Kosdaq market -- which added more than $75 billion of market cap over the last 12 months -- and out of the Kospi, the main stock market. In addition, concerns about inflation, uncertainty leading up to April's parliamentary elections, and potential problems at investment trusts caused investor skittishness.

Nevertheless, the economic fundamentals in South Korea remain very robust, with mainboard South Korean companies offering the most attractive valuations in the region relative to underlying growth in operating earnings. The Fund continues to overweight the South Korean market as corporations there become more profit focused, moving away from their previous emphasis on revenue.

HONG KONG

The Hong Kong market showed unexpected strength during the period as it managed to decouple itself from rising U.S. interest rates at the beginning of 2000. The market was buoyed by GDP growth of 8.7 percent for the fourth quarter of 1999. Although it continued to do well in the first quarter of 2000, the market's breadth was narrow, because of the predominance of the news focusing on telecommunications and media stocks. Equities in Hong Kong have recently been weighed down by the renewal of mainland China's military posturing in the Taiwan Strait. However, the Hong Kong market should continue to be supported by a rising return on equity, an increasingly international

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

market, declining unemployment and improving consumer sentiment. The sub-advisor believes Hong Kong should see significant upgrades on its growth estimates for 2000. In the recently released budget, the government prudently did not raise or introduce any taxes.

TAIWAN

Taiwan was one of the region's better-performing large markets during the period, despite heightened investor nervousness concerning strained relations with China and volatility in the Nasdaq. In March, Taiwanese voters elected the Democratic Progressive Party candidate, Chen Shui Bian, to the presidency, ending 55 years of Nationalist Kuomintang rule. The Fund's sub-advisor views this outcome as extremely positive for the long term. Chen has delivered a cordial, conciliatory message to China expressing eagerness to engage in constructive dialogue to ease cross-strait tensions.

The underlying fundamentals of the Taiwanese economy remained strong, with most companies announcing first-quarter results ahead of consensus estimates. Liquidity conditions have been benign, and the New Taiwan dollar has been appreciating steadily. Export-oriented technology stocks continued to outperform while domestic demand-related companies and banks underperformed, because of investors' worries that the ousted Kuomintang party might seek to liquidate its stock-market-related assets. The Fund continues to be overweighted in large-cap Taiwanese technology stocks. Not only are these companies among the best-managed in Asia but most of them also have very strong long-term earnings growth and are not subject to speculative valuations.

AUSTRALIA

Australian commodity stocks faced severe selling pressure at the beginning of the year as investors locked in profits and rotated into technology and media companies. Global commodity prices have been muted as a result of weakness in gold, bulk minerals and agriculture. After becoming quite expensive in mid 1999, resources stocks are beginning to look attractively valued. Should this trend continue, the sub-advisor might be inclined to increase the Fund's positions in some top-tier resources issues.

SINGAPORE

After a strong performance in 1999, the Singapore stock market underperformed other Asian markets in the first quarter of 2000. Most international investors were already overweighted in this market and valuations for the overall market were looking stretched at the beginning of the year. Singapore's

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

weighting will suffer a relative decline following changes planned for the MSCI indexes during the second quarter of this year reflecting Malaysia's re-entry and increased weightings for Taiwan and China. Recently, equities in Singapore have been buoyed by strong signals on global and regional electronics demand from the U.S. and north Asia as well as government support of market-opening policies to encourage greater foreign investment. The sub-advisor believes that the newly listed semiconductor sector is likely to show strong growth in coming years.

LOOKING AHEAD

The Fund's sub-advisor continues to believe we will see evidence of a long-term recovery in Japan beginning in the second half of 2000. Consequently, quality economically sensitive and value-oriented stocks should benefit from increasing investor interest in the coming months. The sub-advisor also believes that the outlook for non-Japan Asia continues to be positive, because the region continues to benefit from a robust upturn in economic growth and export strength. While the risks from a volatile U.S. market and further Fed tightenings are well known, Asia may weather that trend much better than current expectations would suggest.

We appreciate your ongoing support of Morgan Stanley Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FUND PERFORMANCE APRIL 30, 2000

                                          AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                        CLASS B SHARES**
   ---------------------------------------------------     ---------------------------------------------------
   PERIOD ENDED 4/30/00                                    PERIOD ENDED 4/30/00
   -------------------------                               -------------------------
   1 Year                     34.53%(1)      27.47%(2)     1 Year                     33.40%(1)      28.40%(2)
   Since Inception (7/28/97)  (4.72)(1)      (6.56)(2)     5 Year                     (0.33)(1)      (0.70)(2)
                                                           Since Inception
                                                            (11/30/90)                 6.91 (1)       6.91 (2)

                   CLASS C SHARES+                                        CLASS D SHARES++
   ------------------------------------------------      ---------------------------------------------------
   PERIOD ENDED 4/30/00                                  PERIOD ENDED 4/30/00
   -------------------------                             -------------------------
   1 Year                     33.49%(1)   32.49%(2)      1 Year                     34.73%(1)
   Since Inception (7/28/97)  (5.33)(1)   (5.33)(2)      Since Inception (7/28/97)  (4.50)(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS AND RIGHTS (97.8%)
                  AUSTRALIA (6.5%)
                  AIRLINES
      746,000     Quantas Airways Ltd.............................................................  $  1,596,970
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
      719,800     Foster's Brewing Group Ltd......................................................     1,816,312
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       60,650     Brambles Industries, Ltd........................................................     1,705,178
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      211,450     Solution 6 Holdings Ltd.........................................................       646,419
                                                                                                    ------------
                  INTERNATIONAL BANKS
      108,750     Commonwealth Bank of Australia..................................................     1,654,356
      270,350     National Australia Bank Ltd.....................................................     3,699,528
      441,950     Westpac Banking Corp., Ltd......................................................     2,817,639
                                                                                                    ------------
                                                                                                       8,171,523
                                                                                                    ------------
                  MEDIA CONGLOMERATES
      706,850     News Corporation Ltd............................................................     8,965,998
                                                                                                    ------------
                  MEDICAL/NURSING SERVICES
      171,250     Sonic Healthcare Ltd............................................................       569,374
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
      460,150     Broken Hill Proprietary Co., Ltd................................................     4,949,397
                                                                                                    ------------
                  OFFICE/PLANT AUTOMATION
      186,200     E.R.G. Ltd......................................................................       885,175
                                                                                                    ------------
                  OTHER METALS/MINERALS
      339,000     Rio Tinto Ltd...................................................................     5,029,879
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
       93,400     CSL Limited.....................................................................     1,122,293
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
      474,050     Aapt Ltd.*......................................................................     1,894,117
      598,500     Davnet Limited..................................................................       855,307
      300,500     Macquarie Corporate Telecommunications Holdings Limited*........................       438,204
      732,950     Telstra Corp. Ltd...............................................................     3,138,068
      559,500     Telstra Corporation Ltd.........................................................     1,429,441
                                                                                                    ------------
                                                                                                       7,755,137
                                                                                                    ------------
                  PRECIOUS METALS
    1,466,200     Normandy Mining Ltd.............................................................       726,949
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      149,200     Lend Lease Corporation Ltd......................................................  $  1,614,898
                                                                                                    ------------

                  TOTAL AUSTRALIA.................................................................    45,555,502
                                                                                                    ------------

                  CHINA (0.3%)
                  ELECTRONIC COMPONENTS
    2,218,000     Great Wall Technology Co........................................................     1,850,920
                                                                                                    ------------
                  MUTUAL FUNDS
      100,000     Investment Co. of
                    China * **....................................................................       561,000
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     2,411,920
                                                                                                    ------------

                  HONG KONG (11.0%)
                  AIRLINES
    1,276,000     Cathay Pacific Airways, Ltd.....................................................     2,268,889
                                                                                                    ------------
                  BANKING
      189,100     Hang Seng Bank Ltd..............................................................     1,735,842
                                                                                                    ------------
                  BROADCASTING
      323,600     Television Broadcasts Ltd.......................................................     2,212,284
                                                                                                    ------------
                  CELLULAR TELEPHONE
      859,900     China Telecom Ltd.*.............................................................     6,154,681
      159,000     SmarTone Telecommunications Holdings Ltd........................................       498,081
                                                                                                    ------------
                                                                                                       6,652,762
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
    1,562,000     TCL International Holdings Ltd.*................................................       942,522
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
      229,100     Johnson Electric Holdings Ltd...................................................     1,808,893
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
    1,296,000     Legend Holdings Ltd.............................................................     1,497,477
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
      292,000     ASM Pacific Technology Ltd......................................................     1,034,677
                                                                                                    ------------
                  HOTELS/RESORTS
    5,255,000     Sino-i.com Ltd..................................................................       344,077
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INTERNET SERVICES
      208,402     Sunevision Holdings Ltd.*.......................................................  $    271,569
    1,168,000     Timeless Software Ltd.*.........................................................       622,306
                                                                                                    ------------
                                                                                                         893,875
                                                                                                    ------------
                  MARINE TRANSPORTATION
    1,199,000     Cosco Pacific Ltd...............................................................       711,940
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
    1,322,900     Hutchison Whampoa, Ltd..........................................................    19,191,909
      618,800     Swire Pacific Ltd. (Class A)....................................................     3,495,552
                                                                                                    ------------
                                                                                                      22,687,461
                                                                                                    ------------
                  NATURAL GAS
    1,684,500     Hong Kong & China Gas Co., Ltd..................................................     1,849,055
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
      506,000     Asia Satellite Telecommunications Holdings Ltd..................................     1,581,839
                                                                                                    ------------
                  PAINTS/COATINGS
    1,061,000     China Merchants Hai Hong Holdings...............................................       657,242
                                                                                                    ------------
                  REAL ESTATE
    1,189,400     Cheung Kong (Holdings) Ltd......................................................    14,201,153
      477,000     Hong Kong Land Holdings Ltd.....................................................       725,040
    2,419,000     Sino Land Co. Ltd...............................................................       908,394
      769,400     Sun Hung Kai Properties Ltd.....................................................     6,050,218
                                                                                                    ------------
                                                                                                      21,884,805
                                                                                                    ------------
                  TELECOMMUNICATIONS
    2,261,900     Cable & Wireless HKT Ltd........................................................     5,328,711
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      917,400     Li & Fung Ltd...................................................................     3,545,177
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................    77,637,528
                                                                                                    ------------
                  INDIA (6.4%)
                  ALUMINUM
       78,250     Hindalco Industries Ltd.........................................................     1,262,386
                                                                                                    ------------
                  BUILDING MATERIALS
      153,000     Gujarat Ambuja Cements Ltd......................................................       699,879
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE
       81,000     Aptech Ltd......................................................................  $  4,905,254
       20,100     Leading Edge Systems Ltd........................................................       390,961
       25,500     NIIT Ltd........................................................................     1,190,389
       27,644     PSI Data Systems Ltd............................................................       650,931
        6,800     Ramco Systems*..................................................................       295,146
      134,800     Software Solution Integrated Ltd................................................     8,188,252
                                                                                                    ------------
                                                                                                      15,620,933
                                                                                                    ------------
                  CONSTRUCTION/AGRICULTURAL   EQUIPMENT/TRUCKS
      153,500     Escorts Ltd.....................................................................       449,611
      223,000     Larsen & Toubro Ltd.............................................................     1,191,545
       41,900     Punjab Tractors Ltd.............................................................       616,515
                                                                                                    ------------
                                                                                                       2,257,671
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       38,300     ASE Test Ltd. (ADR).............................................................     1,132,244
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
          200     Satyam Computer Service Ltd.....................................................        14,279
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
       82,307     Grasim Industries Ltd...........................................................       678,044
       27,693     Grasim Industries Ltd. (Bonus Shares)*..........................................       223,859
        6,800     Ramco Industries Ltd............................................................        36,567
                                                                                                    ------------
                                                                                                         938,470
                                                                                                    ------------
                  E.D.P. SERVICES
       41,750     HCL Technologies Ltd.*..........................................................     1,538,158
       19,036     Infosys Technologies Ltd........................................................     3,528,412
                                                                                                    ------------
                                                                                                       5,066,570
                                                                                                    ------------
                  ELECTRIC UTILITIES
      221,000     BSES Ltd........................................................................     1,320,437
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
      337,983     Bharat Heavy Electricals Ltd....................................................       775,737
      102,000     Sterlite Industries Ltd.........................................................     1,730,732
                                                                                                    ------------
                                                                                                       2,506,469
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
       85,100     Digital Equipment (India) Ltd...................................................     1,174,263
                                                                                                    ------------
                  GENERIC DRUGS
       43,600     Dr. Reddy's Laboratories Ltd....................................................     1,287,048
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL BANKS
      259,250     Corporation Bank................................................................  $    402,223
                                                                                                    ------------
                  MOTOR VEHICLES
       46,000     Hero Honda Motors Ltd...........................................................       976,842
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
       81,500     Zee Telefilms Ltd...............................................................     1,324,142
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
       24,388     Wipro Ltd.......................................................................     1,858,762
                                                                                                    ------------
                  NATURAL GAS
      464,961     Gas Authority of India Ltd......................................................       585,191
      110,000     Gas Authority of India Ltd. (GDR)...............................................       701,250
                                                                                                    ------------
                                                                                                       1,286,441
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
       53,250     Ranbaxy Laboratories Ltd........................................................       751,714
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
      269,000     Mahanagar Telephone Nigam Ltd...................................................     1,385,319
       68,307     Videsh Sanchar Nigam Ltd........................................................     2,078,909
                                                                                                    ------------
                                                                                                       3,464,228
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
       55,000     Reckitt & Coleman of India Ltd..................................................       260,967
                                                                                                    ------------
                  TOBACCO
      109,100     ITC Ltd.........................................................................     1,423,043
                                                                                                    ------------
                  TOTAL INDIA.....................................................................    45,029,011
                                                                                                    ------------
                  INDONESIA (0.4%)
                  BUILDING MATERIALS
       61,100     PT Semen Gresik (Persero).......................................................        63,021
                                                                                                    ------------
                  MUTUAL FUNDS
    2,500,000     Batavia Investment Fund Ltd.*...................................................       488,750
                                                                                                    ------------
                  TELECOMMUNICATIONS
      184,032     PT Telekomunikasi Indonesia (ADR)...............................................     1,587,276
                                                                                                    ------------
                  TOBACCO
      247,500     Pt Gudang Garam Tbk.............................................................       389,151
                                                                                                    ------------
                  TOTAL INDONESIA.................................................................     2,528,198
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  JAPAN (48.3%)
                  BANKING
      100,000     Bank of Tokyo-Mitsubishi, Ltd...................................................  $  1,288,236
                                                                                                    ------------
                  BUILDING PRODUCTS
      546,000     Sanwa Shutter Corp..............................................................     1,518,769
 JPY   80,000K    Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       726,735
                                                                                                    ------------
                                                                                                       2,245,504
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
      176,300     Aiwa Co., Ltd...................................................................     2,460,152
      159,500     Rinnai Corp.....................................................................     2,918,492
       70,100     Sony Corp.......................................................................     8,039,377
       70,100     Sony Corp. (New)................................................................     8,097,680
                                                                                                    ------------
                                                                                                      21,515,701
                                                                                                    ------------
                  CONSUMER SPECIALTIES
      475,000     Casio Computer Co., Ltd.........................................................     5,223,639
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
      703,000     Hitachi Ltd.....................................................................     8,380,649
       59,300     Kyocera Corp....................................................................     9,902,514
      382,000     Matsushita Electric Industrial Co., Ltd.........................................    10,096,294
      536,000     NEC Corp........................................................................    14,562,795
    1,164,000     Toshiba Corp....................................................................    11,273,191
                                                                                                    ------------
                                                                                                      54,215,443
                                                                                                    ------------
                  E.D.P. PERIPHERALS
      267,000     Mitsumi Electric Co., Ltd.......................................................    11,004,713
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
      235,000     Furukawa Electric Co............................................................     3,255,383
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       84,000     TDK Corp........................................................................    11,232,603
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
      430,000     Fujitsu Ltd.....................................................................    12,159,690
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
      143,000     Ryosan Co., Ltd.................................................................     2,497,643
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       60,000     Kyudenko Co., Ltd...............................................................       153,590
                                                                                                    ------------
                  FINANCE COMPANIES
      314,000     Hitachi Credit Corp.............................................................     6,325,848
                                                                                                    ------------
                  FOOD CHAINS
      101,900     FamilyMart Co., Ltd.............................................................     3,729,082
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  HOME BUILDING
      705,000     Sekisui Chemical Co., Ltd.......................................................  $  2,579,983
      514,000     Sekisui House Ltd...............................................................     4,702,523
                                                                                                    ------------
                                                                                                       7,282,506
                                                                                                    ------------
                  HOME FURNISHINGS
       46,000     Sangetsu Co., Ltd...............................................................       799,187
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
      594,000     Amada Co., Ltd..................................................................     5,401,497
      572,000     Daifuku Co., Ltd................................................................     5,640,181
      422,000     Daikin Industries, Ltd..........................................................     8,014,139
      144,000     Fuji Machine Manufacturing Co., Ltd.............................................     9,993,901
      425,000     Minebea Co., Ltd................................................................     5,184,364
    1,247,000     Mitsubishi Heavy Industries Ltd.................................................     3,872,027
      666,000     Tsubakimoto Chain Co............................................................     3,151,206
                                                                                                    ------------
                                                                                                      41,257,315
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
      326,000     Fujitec Co., Ltd................................................................     3,259,699
      336,000     Lintec Corp.....................................................................     3,508,733
                                                                                                    ------------
                                                                                                       6,768,432
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
      308,000     Sankyo Co., Ltd.................................................................     6,774,235
                                                                                                    ------------
                  MARINE TRANSPORTATION
      203,000     Mitsubishi Logistics Corp.......................................................     1,744,663
                                                                                                    ------------
                  MEAT/POULTRY/FISH
      250,000     Nippon Meat Packers, Inc........................................................     3,153,590
                                                                                                    ------------
                  MOTOR VEHICLES
    1,129,000     Nissan Motor Co., Ltd...........................................................     5,122,808
      338,000     Suzuki Motor Corp...............................................................     5,025,802
      158,000     Toyota Motor Corp...............................................................     7,840,865
                                                                                                    ------------
                                                                                                      17,989,475
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
      243,000     Canon, Inc......................................................................    11,093,429
      538,000     Ricoh Co., Ltd..................................................................    11,335,736
                                                                                                    ------------
                                                                                                      22,429,165
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
      173,000     Ono Pharmaceutical Co., Ltd.....................................................     7,274,281
      174,000     Yamanouchi Pharmaceutical Co., Ltd..............................................     9,181,591
                                                                                                    ------------
                                                                                                      16,455,872
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PHOTOGRAPHIC PRODUCTS
      209,000     Fuji Photo Film Co., Ltd........................................................  $  8,363,090
                                                                                                    ------------
                  POLLUTION CONTROL EQUIPMENT
      238,000     Kurita Water Industries Ltd.....................................................     5,179,651
                                                                                                    ------------
                  PRINTING/FORMS
      302,000     Dai Nippon Printing Co., Ltd....................................................     5,115,664
      147,000     Nissha Printing Co., Ltd........................................................       910,175
                                                                                                    ------------
                                                                                                       6,025,839
                                                                                                    ------------
                  REAL ESTATE
          700     Chubu Sekiwa Real Estate, Ltd...................................................         3,687
      354,000     Mitsubishi Estate Co., Ltd......................................................     3,974,771
                                                                                                    ------------
                                                                                                       3,978,458
                                                                                                    ------------
                  RECREATIONAL PRODUCTS/TOYS
       71,400     Nintendo Co., Ltd...............................................................    11,876,906
      338,000     Yamaha Corp.....................................................................     2,286,443
                                                                                                    ------------
                                                                                                      14,163,349
                                                                                                    ------------
                  SEMICONDUCTORS
       26,000     Rohm Co., Ltd...................................................................     8,697,902
                                                                                                    ------------
                  SPECIALTY CHEMICALS
      934,000     Daicel Chemical Industries, Ltd.................................................     2,856,982
      657,000     Kaneka Corp.....................................................................     8,439,423
      762,000     Mitsubishi Chemical Corp........................................................     3,049,127
      262,000     NIFCO Inc.......................................................................     2,857,037
      415,000     Shin-Etsu Polymer Co., Ltd......................................................     2,726,781
                                                                                                    ------------
                                                                                                      19,929,350
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
      120,000     House Foods Corp................................................................     1,729,970
                                                                                                    ------------
                  TELECOMMUNICATIONS
          750     Nippon Telegraph & Telephone Corp...............................................     9,287,497
                                                                                                    ------------
                  UTILITIES
      140,000     Tokyo Electric Power Co., Ltd...................................................     3,299,141
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
       86,000     Nissei Sangyo Co., Ltd..........................................................       966,417
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................   341,122,179
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MALAYSIA (2.7%)
                  ALCOHOLIC BEVERAGES
      519,000     Carlsberg Brewery (Malaysia) Berhad.............................................  $  1,775,386
                                                                                                    ------------
                  CASINO/GAMBLING
      851,000     Tanjong PLC.....................................................................     2,351,262
                                                                                                    ------------
                  INTERNATIONAL BANKS
    1,052,000     Malayan Banking Berhad..........................................................     4,373,760
    3,686,000     Public Bank Berhad..............................................................     3,840,897
                                                                                                    ------------
                                                                                                       8,214,657
                                                                                                    ------------
                  TELECOMMUNICATIONS
      676,000     Telekom Malaysia Berhad.........................................................     2,348,025
                                                                                                    ------------
                  TOBACCO
      526,200     Rothmans of Pall Mall (Malaysia) Berhad.........................................     4,084,651
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................    18,773,981
                                                                                                    ------------

                  NEW ZEALAND (0.3%)
                  TELECOMMUNICATIONS
      537,000     Telecom Corporation of New Zealand Ltd..........................................     2,265,871
                                                                                                    ------------

                  PHILIPPINES (0.1%)
                  BROADCASTING
      524,400     ABS-CBN Broadcasting Corp.*.....................................................       622,019
                                                                                                    ------------
                  SINGAPORE (4.8%)
                  AIRLINES
      368,000     Singapore Airlines Ltd..........................................................     3,814,030
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
      403,000     St Assembly Test Services Ltd.*.................................................     1,699,028
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
      435,900     Natsteel Electronics Ltd........................................................     2,501,358
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
      488,000     Omni Industries Ltd.............................................................       954,397
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      209,100     Venture Manufacturing Ltd.......................................................     2,448,764
                                                                                                    ------------
                  INTERNATIONAL BANKS
      517,244     DBS Group Holdings Ltd..........................................................     7,117,481
      499,310     Overseas-Chinese Banking Corp. Ltd..............................................     3,420,733
      292,104     Overseas Union Bank Ltd.........................................................     1,334,121
                                                                                                    ------------
                                                                                                      11,872,335
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MARINE TRANSPORTATION
      565,000     Neptune Orient Lines Ltd........................................................  $    506,178
      307,600     Sembcorp Logistics Ltd..........................................................     1,909,217
                                                                                                    ------------
                                                                                                       2,415,395
                                                                                                    ------------
                  NEWSPAPERS
      262,099     Singapore Press Holdings Ltd....................................................     5,125,955
                                                                                                    ------------
                  REAL ESTATE
      244,400     City Developments, Ltd..........................................................     1,109,088
                                                                                                    ------------
                  SEMICONDUCTORS
      264,000     Chartered Semiconductor Manufacturing*..........................................     2,272,397
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    34,212,747
                                                                                                    ------------

                  SOUTH KOREA (7.8%)
                  ADVERTISING
       13,460     Cheil Communications Inc........................................................     1,412,694
                                                                                                    ------------
                  CATALOG/SPECIALTY DISTRIBUTION
        9,890     LG Home Shopping Inc............................................................       787,636
                                                                                                    ------------
                  CELLULAR TELEPHONE
       41,555     Pantech Co., Ltd................................................................       598,991
      184,800     SK Telecom Co., Ltd. (ADR)......................................................     5,925,150
       77,990     Telson Electronics Co., Ltd.....................................................     1,117,154
                                                                                                    ------------
                                                                                                       7,641,295
                                                                                                    ------------
                  COMPUTER COMMUNICATIONS
        1,749     Insung Information..............................................................        29,308
        9,290     Korealink Co., Ltd.*............................................................       510,532
                                                                                                    ------------
                                                                                                         539,840
                                                                                                    ------------
                  COMPUTER SOFTWARE
        1,439     Daeduck Electronics Co..........................................................        12,575
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
       76,160     Humax Co., Ltd..................................................................     1,224,735
                                                                                                    ------------
                  DEPARTMENT STORES
       18,220     39SHOPPING Corp.................................................................       666,425
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        4,030     LG Information & Communication Ltd..............................................       310,419
       89,339     Samsung Electronics Co..........................................................    24,145,676
                                                                                                    ------------
                                                                                                      24,456,095
                                                                                                    ------------
                  ELECTRIC UTILITIES
      193,500     Korea Electric Power Corp. (ADR)................................................     3,168,562
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRICAL PRODUCTS
       80,598     Prochips Technology Inc.........................................................  $    391,373
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       35,428     Samsung Electro-Mechanics Co....................................................     2,409,742
                                                                                                    ------------
                  INTERNATIONAL BANKS
       82,090     Hana Bank.......................................................................       438,553
       86,508     Housing & Commercial Bank, Korea................................................     1,480,768
      166,076     Kookmin Bank....................................................................     1,795,416
      107,210     Shinhan Bank....................................................................     1,028,636
                                                                                                    ------------
                                                                                                       4,743,373
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
       36,183     Dongwon Securities Co...........................................................       361,830
       13,783     Dongwon Securities Co. (Rights).................................................       --
       41,480     Samsung Securities Co., Ltd.....................................................       698,807
                                                                                                    ------------
                                                                                                       1,060,637
                                                                                                    ------------
                  OIL REFINING/MARKETING
       36,680     SK Corp.........................................................................       692,294
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
       26,235     Korea Telecom Corp. (ADR).......................................................       905,107
        6,270     Locus Corp......................................................................       762,568
                                                                                                    ------------
                                                                                                       1,667,675
                                                                                                    ------------
                  SEMICONDUCTORS
       29,554     Hyundai Electronics Industries Co...............................................       468,604
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
       17,866     Cheil Jedang Corp...............................................................       917,443
       26,380     Tong Yang Confectionery Co......................................................       629,793
                                                                                                    ------------
                                                                                                       1,547,236
                                                                                                    ------------
                  STEEL/IRON ORE
       86,200     Pohang Iron & Steel Co., Ltd. (ADR).............................................     1,810,200
                                                                                                    ------------
                  TELECOMMUNICATION EQUIPMENT
       60,150     Communication Network Interface Inc.............................................       544,601
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    55,245,592
                                                                                                    ------------

                  TAIWAN (8.1%)
                  COMPUTER COMMUNICATIONS
      124,000     Accton Technology Corp..........................................................       311,314
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
      418,000     Delta Electronics, Inc..........................................................  $  2,071,601
                                                                                                    ------------
                  E.D.P. PERIPHERALS
      362,040     Acer Peripherals Inc............................................................     1,493,253
       69,000     Ambit Microsystems Corp.........................................................       636,681
      397,400     Hon Hai Precison Industry Co....................................................     3,822,400
       78,000     Ritek Corp......................................................................       742,615
                                                                                                    ------------
                                                                                                       6,694,949
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      107,000     Compeq Manufacturing Co., Ltd...................................................       589,599
      174,000     Universal Scientific Industrial Co., Ltd........................................       658,102
                                                                                                    ------------
                                                                                                       1,247,701
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
    1,188,000     Acer Inc.*......................................................................     2,479,035
      128,000     Advantech Co., Ltd.*............................................................     1,035,018
      434,578     Asustek Computer Inc............................................................     4,803,454
      575,004     Compal Electronics..............................................................     1,471,436
      190,000     Microelectronics Technology, Inc................................................       882,784
                                                                                                    ------------
                                                                                                      10,671,727
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
    2,219,173     Taiwan Semiconductor Manufacturing Co...........................................    14,254,225
                                                                                                    ------------
                  FOOD CHAINS
      279,000     President Chain Store Corp......................................................       991,555
                                                                                                    ------------
                  INTERNATIONAL BANKS
    1,075,200     China Trust Commercial Bank.....................................................       886,944
    1,429,000     Taishin International Bank......................................................       740,825
      795,000     United World Chinese Commercial Bank............................................       782,817
                                                                                                    ------------
                                                                                                       2,410,586
                                                                                                    ------------
                  INTERNET SERVICES
       11,600     GigaMedia Ltd...................................................................       278,400
                                                                                                    ------------
                  SEMICONDUCTORS
      493,000     Advanced Semiconductor Engineering Inc..........................................     1,575,285
      427,000     Macronix International Co., Ltd.................................................     1,287,822
      764,323     Siliconware Precision Industries Co.............................................     1,732,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
    2,441,000     United Microelectronics Corp., Ltd..............................................  $  8,237,480
      263,000     Winbond Electronics Corp........................................................       810,352
                                                                                                    ------------
                                                                                                      13,642,939
                                                                                                    ------------
                  SPECIALTY CHEMICALS
    1,200,680     Nan Ya Plastic..................................................................     2,564,217
                                                                                                    ------------
                  STEEL/IRON ORE
    1,159,890     China Steel Corp................................................................       820,659
                                                                                                    ------------
                  TEXTILES
       96,000     Far East Textile Ltd............................................................       147,114
       67,100     Far East Textile Ltd. (GDR) - 144A+.............................................     1,336,968
                                                                                                    ------------
                                                                                                       1,484,082
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    57,443,955
                                                                                                    ------------

                  THAILAND (1.1%)
                  BUILDING MATERIALS
      200,433     Siam City Cement Co. PCL........................................................       604,823
                                                                                                    ------------
                  CELLULAR TELEPHONE
      190,200     Advanced Info Service PCL.......................................................     2,225,904
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      156,975     Delta Electronics (Thailand) Public Co., Ltd....................................     1,622,885
       15,697     Delta Electronics, Inc. (Rights)*...............................................        58,488
                                                                                                    ------------
                                                                                                       1,681,373
                                                                                                    ------------
                  INTERNATIONAL BANKS
    1,319,300     Thai Farmers Bank PCL...........................................................     1,384,728
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
      173,300     BEC World PCL...................................................................     1,145,936
                                                                                                    ------------
                  REAL ESTATE
    2,168,600     Golden Land Property Development Company Ltd....................................       466,610
                                                                                                    ------------

                  TOTAL THAILAND..................................................................     7,509,374
                                                                                                    ------------

                  TOTAL COMMON STOCKS, BONDS AND RIGHTS
                  (IDENTIFIED COST $516,775,806)..................................................   690,357,877
                                                                                                    ------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS (a) (0.7%)
                  COMMERCIAL PAPER
                  DIVERSIFIED FINANCIAL SERVICES
  $       350     General Electric Capital Corp. 6.03% due 06/08/00...............................  $    347,772
                                                                                                    ------------

                  U.S. GOVERNMENT AGENCY
        4,500     Federal Home Loan Mortgage Corp. 5.88% due 05/01/00.............................     4,500,000
                                                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENTS
                  (AMORTIZED COST $4,847,772).....................................................     4,847,772
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $521,623,578) (b)........................................................   98.5%    695,205,649

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.5      10,619,532
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 705,825,181
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
** Partially paid shares. Resale is restricted to qualified institutional investors.
 +   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $206,927,114 and the aggregate gross unrealized depreciation is $33,345,043, resulting in net unrealized appreciation $173,582,071.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000

                                        UNREALIZED
  CONTRACTS     IN EXCHANGE  DELIVERY  APPRECIATION/
  TO RECEIVE        FOR        DATE    DEPRECIATION
----------------------------------------------------
 AUD    64,689    $38,218    05/01/00      $485
 AUD    33,424    $19,747    05/02/00      $251
 HKD   703,939    $90,373    05/02/00      $ (2)
                                           ----
      Net unrealized appreciation....      $734
                                           ====

CURRENCY ABBREVIATIONS:
------------------------

AUD  Australian Dollar.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.......................................................................  $  1,412,694      0.2%
Airlines..........................................................................     7,679,889      1.1
Alcoholic Beverages...............................................................     3,591,698      0.5
Aluminum..........................................................................     1,262,386      0.2
Banking...........................................................................     3,024,078      0.4
Broadcasting......................................................................     2,834,303      0.4
Building Materials................................................................     1,367,723      0.2
Building Products.................................................................     2,245,504      0.3
Casino/Gambling...................................................................     2,351,262      0.3
Catalog/Specialty Distribution....................................................       787,636      0.1
Cellular Telephone................................................................    16,519,961      2.3
Computer Communications...........................................................       851,153      0.1
Computer Software.................................................................    15,633,508      2.2
Construction/Agricultural Equipment/Trucks........................................     2,257,670      0.3
Consumer Electronics/Appliances...................................................    23,682,958      3.4
Consumer Specialties..............................................................     5,223,639      0.7
Department Stores.................................................................       666,425      0.1
Diversified Commercial Services...................................................     4,536,450      0.6
Diversified Electronic Products...................................................    83,258,775     11.8
Diversified Financial Services....................................................       347,772      0.0
Diversified Manufacturing.........................................................     3,701,762      0.5
E.D.P. Peripherals................................................................    17,699,661      2.5
E.D.P. Services...................................................................     5,066,570      0.7
Electric Utilities................................................................     4,489,000      0.6
Electrical Products...............................................................     6,153,225      0.9
Electronic Components.............................................................    21,517,523      3.0
Electronic Data Processing........................................................    25,503,157      3.6
Electronic Distributors...........................................................     2,497,643      0.4
Electronic Production Equipment...................................................    15,288,902      2.2
Engineering & Construction........................................................       153,590      0.0
Finance Companies.................................................................     6,325,848      0.9
Food Chains.......................................................................     4,720,638      0.7
Generic Drugs.....................................................................     1,287,048      0.2
Home Building.....................................................................     7,282,506      1.0
Home Furnishings..................................................................       799,187      0.1
Hotels/Resorts....................................................................       344,077      0.0
Industrial Machinery/Components...................................................    41,257,314      5.8
Industrial Specialties............................................................     6,768,432      1.0
International Banks...............................................................    37,199,423      5.3
Internet Services.................................................................     1,172,275      0.2
Investment Bankers/Brokers/Services...............................................     1,060,637      0.2
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Major Pharmaceuticals.............................................................  $  6,774,235      1.0%
Marine Transportation.............................................................     4,871,998      0.7
Meat/Poultry/Fish.................................................................     3,153,590      0.4
Media Conglomerates...............................................................     8,965,998      1.3
Medical/Nursing Services..........................................................       569,374      0.1
Motor Vehicles....................................................................    18,966,316      2.7
Movies/Entertainment..............................................................     2,470,077      0.3
Multi-Sector Companies............................................................    29,495,620      4.2
Mutual Funds......................................................................     1,049,750      0.1
Natural Gas.......................................................................     3,135,496      0.4
Newspapers........................................................................     5,125,955      0.7
Office Equipment/Supplies.........................................................    22,429,166      3.2
Office/Plant Automation...........................................................       885,175      0.1
Oil Refining/Marketing............................................................       692,294      0.1
Other Metals/Minerals.............................................................     5,029,879      0.7
Other Pharmaceuticals.............................................................    18,329,879      2.6
Other Telecommunications..........................................................    14,468,879      2.0
Package Goods/Cosmetics...........................................................       260,967      0.0
Paints/Coatings...................................................................       657,242      0.1
Photographic Products.............................................................     8,363,090      1.2
Pollution Control Equipment.......................................................     5,179,651      0.7
Precious Metals...................................................................       726,949      0.1
Printing/Forms....................................................................     6,025,839      0.9
Real Estate.......................................................................    29,053,860      4.1
Recreational Products/Toys........................................................    14,163,349      2.0
Semiconductors....................................................................    25,081,843      3.6
Specialty Chemicals...............................................................    22,493,567      3.2
Specialty Foods/Candy.............................................................     3,277,206      0.5
Steel/Iron Ore....................................................................     2,630,859      0.4
Telecommunications................................................................    20,817,380      2.9
Telecommunication Equipment.......................................................       544,601      0.1
Textiles..........................................................................     1,484,082      0.2
Tobacco...........................................................................     5,896,846      0.8
U.S. Government Agency............................................................     4,500,000      0.6
Utilities.........................................................................     3,299,141      0.5
Wholesale Distributors............................................................     4,511,594      0.6
                                                                                    ------------    -----
                                                                                    $695,205,649     98.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $689,572,654     97.7%
Convertible Bonds.................................................................       726,735      0.1
Rights............................................................................        58,488      0.0
Short-Term Investments............................................................     4,847,772      0.7
                                                                                    ------------    -----
                                                                                    $$695,205,649    98.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $521,623,578).............................................................  $ 695,205,649
Unrealized appreciation on open forward foreign currency contracts...........................            734
Cash (including $4,512,500 in foreign currency)..............................................      5,590,636
Receivable for:
    Investments sold.........................................................................      3,870,626
    Capital stock sold.......................................................................      1,892,268
    Dividends................................................................................      1,671,769
    Interest.................................................................................        248,069
    Foreign withholding taxes reclaimed......................................................         71,285
Prepaid expenses and other assets............................................................        190,373
                                                                                               -------------
     TOTAL ASSETS............................................................................    708,741,409
                                                                                               -------------
LIABILITIES:
Payable for:
    Capital stock repurchased................................................................        847,149
    Plan of distribution fee.................................................................        588,848
    Investment management fee................................................................        570,922
Accrued expenses and other payables..........................................................        909,309
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      2,916,228
                                                                                               -------------
     NET ASSETS..............................................................................  $ 705,825,181
                                                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 907,785,759
Net unrealized appreciation..................................................................    173,565,674
Accumulated net investment loss..............................................................     (8,718,628)
Accumulated net realized loss................................................................   (366,807,624)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 705,825,181
                                                                                               =============
CLASS A SHARES:
Net Assets...................................................................................    $12,129,835
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        736,725
     NET ASSET VALUE PER SHARE...............................................................         $16.46
                                                                                               =============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
         ASSET VALUE)........................................................................         $17.37
                                                                                               =============
CLASS B SHARES:
Net Assets...................................................................................  $ 674,194,624
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     41,315,167
     NET ASSET VALUE PER SHARE...............................................................         $16.32
                                                                                               =============
CLASS C SHARES:
Net Assets...................................................................................    $14,177,978
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        865,483
     NET ASSET VALUE PER SHARE...............................................................         $16.38
                                                                                               =============
CLASS D SHARES:
Net Assets...................................................................................     $5,322,744
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        321,889
     NET ASSET VALUE PER SHARE...............................................................         $16.54
                                                                                               =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,940,741 foreign withholding tax)..........................................  $ 2,336,361
Interest.......................................................................................      521,823
                                                                                                 -----------

     TOTAL INCOME..............................................................................    2,858,184
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................       12,412
Plan of distribution fee (Class B shares)......................................................    3,530,326
Plan of distribution fee (Class C shares)......................................................       70,567
Investment management fee......................................................................    3,493,157
Transfer agent fees and expenses...............................................................      769,257
Custodian fees.................................................................................      316,829
Shareholder reports and notices................................................................      173,456
Registration fees..............................................................................      129,382
Professional fees..............................................................................       50,200
Directors' fees and expenses...................................................................        8,620
Other..........................................................................................       18,370
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    8,572,576
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (5,714,392)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
    Investments................................................................................   48,885,851
    Foreign exchange transactions..............................................................     (270,883)
                                                                                                 -----------

     NET GAIN..................................................................................   48,614,968
                                                                                                 -----------
Net change in unrealized appreciation/ depreciation on:
    Investments................................................................................   49,816,936
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies........................................................      (15,466)
                                                                                                 -----------

     NET APPRECIATION..........................................................................   49,801,470
                                                                                                 -----------

     NET GAIN..................................................................................   98,416,438
                                                                                                 -----------

NET INCREASE...................................................................................  $92,702,046
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED         ENDED
                                                                           APRIL 30, 2000   OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss......................................................   $ (5,714,392)     $ (2,160,050)
Net realized gain (loss).................................................     48,614,968        (2,794,282)
Net change in unrealized appreciation....................................     49,801,470       205,302,227
                                                                            ------------      ------------

     NET INCREASE........................................................     92,702,046       200,347,895
                                                                            ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares...........................................................        (72,565)         --
Class B shares...........................................................     (1,348,668)         --
Class C shares...........................................................        (63,591)         --
Class D shares...........................................................        (15,563)         --
                                                                            ------------      ------------

     TOTAL DIVIDENDS.....................................................     (1,500,387)         --
                                                                            ------------      ------------

Net increase (decrease) from capital stock transactions..................    (43,407,206)       42,445,104
                                                                            ------------      ------------

     NET INCREASE........................................................     47,794,453       242,792,999

NET ASSETS:
Beginning of period......................................................    658,030,728       415,237,729
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $8,718,628 AND DIVIDENDS IN
    EXCESS OF NET INVESTMENT INCOME OF $1,503,849, RESPECTIVELY).........   $705,825,181      $658,030,728
                                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,686,910 at April 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $21,048, $473,387, and $8,960, respectively and received $34,290 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $175,855,773 and $197,548,203, respectively.

For the six months ended April 30, 2000, the Fund incurred brokerage commissions of $47,965 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $11,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Directors' fees and expenses in the Statement of Operations, amounted to $2,746. At April 30, 2000, the Fund had an accrued pension liability of $44,452 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had an approximate net capital loss carryover of $411,419,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

               AMOUNT IN THOUSANDS
--------------------------------------------------
 2003      2004       2005       2006       2007
------   --------   --------   --------   --------
$3,193   $15,875    $97,593    $268,352   $26,406
======   =======    =======    ========   =======

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                         APRIL 30, 2000              OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    5,008,227  $  83,974,674    11,093,708  $ 142,833,100
Reinvestment of dividends........................................        4,138         68,076       --            --
Redeemed.........................................................   (4,966,588)   (84,107,745)  (10,720,515)  (138,982,563)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................       45,777        (64,995)      373,193      3,850,537
                                                                   -----------  -------------   -----------  -------------
CLASS B SHARES
Sold.............................................................   14,615,521    242,168,010    55,220,630    690,811,299
Reinvestment of dividends........................................       76,028      1,243,053       --            --
Redeemed.........................................................  (17,380,728)  (289,358,272)  (53,251,271)  (659,859,432)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................   (2,689,179)   (45,947,209)    1,969,359     30,951,867
                                                                   -----------  -------------   -----------  -------------
CLASS C SHARES
Sold.............................................................      694,174     11,564,083     4,233,781     53,863,013
Reinvestment of dividends........................................        3,538         57,670       --            --
Redeemed.........................................................     (685,803)   (11,242,394)   (3,542,876)   (45,346,907)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................       11,909        379,359       690,905      8,516,106
                                                                   -----------  -------------   -----------  -------------
CLASS D SHARES
Sold.............................................................    2,171,595     35,433,881     7,250,183     89,995,532
Reinvestment of dividends........................................          326          5,384       --            --
Redeemed.........................................................   (2,020,377)   (33,213,626)   (7,239,889)   (90,868,938)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................      151,544      2,225,639        10,294       (873,406)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................   (2,479,949) $ (43,407,206)    3,043,751  $  42,445,104
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2000, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

At April 30, 2000, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At April 30, 2000, investments in securities of issuers in Japan represented 48.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                           FOR THE SIX          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                           MONTHS ENDED            ENDED               ENDED              THROUGH
                                          APRIL 30, 2000      OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....      $ 14.54             $  9.76             $ 12.86             $ 19.39
                                              -------             -------             -------             -------

Income (loss) from investment
 operations:
   Net investment income (loss).........        (0.04)               0.05                0.10             --
   Net realized and unrealized gain
   (loss)...............................         2.09                4.73               (2.94)              (6.53)
                                              -------             -------             -------             -------

Total income (loss) from investment
 operations.............................         2.05                4.78               (2.84)              (6.53)
                                              -------             -------             -------             -------

Less dividends from net investment
 income.................................        (0.13)            --                    (0.26)            --
                                              -------             -------             -------             -------

Net asset value, end of period..........      $ 16.46             $ 14.54             $  9.76             $ 12.86
                                              =======             =======             =======             =======

TOTAL RETURN+...........................        14.08 %(1)          48.98%             (22.35)%            (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         1.57 %(2)(3)        1.79%(3)            1.90 %(3)           1.92 %(2)

Net investment income (loss)............        (0.79)%(2)(3)        0.34%(3)            0.89 %(3)          (0.03)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $12,130             $10,048              $3,102                $622

Portfolio turnover rate.................           25 %(1)            128%                 58 %                42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                             FOR THE SIX                                  FOR THE YEAR ENDED OCTOBER 31
                             MONTHS ENDED        --------------------------------------------------------------------------------
                           APRIL 30, 2000++         1999++          1998++         1997*++            1996              1995
---------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value,
 beginning of period.....      $  14.39            $   9.73        $  12.83        $  18.89        $    18.77        $    21.60
                               --------            --------        --------        --------        ----------        ----------

Income (loss) from
 investment operations:
   Net investment income
   (loss)................         (0.13)              (0.06)           0.01            0.01              0.05              0.08
   Net realized and
   unrealized gain
   (loss)................          2.09                4.72           (2.92)          (5.77)             0.50             (1.94)
                               --------            --------        --------        --------        ----------        ----------

Total income (loss) from
 investment operations...          1.96                4.66           (2.91)          (5.76)             0.55             (1.86)
                               --------            --------        --------        --------        ----------        ----------

Less dividends and
 distributions from:
   Net investment
   income................         (0.03)             --               (0.19)          (0.30)            (0.43)          --
   Net realized gain.....       --                   --              --              --               --                  (0.97)
                               --------            --------        --------        --------        ----------        ----------

Total dividends and
 distributions...........         (0.03)             --               (0.19)          (0.30)            (0.43)            (0.97)
                               --------            --------        --------        --------        ----------        ----------

Net asset value, end of
 period..................      $  16.32            $  14.39        $   9.73        $  12.83        $    18.89        $    18.77
                               ========            ========        ========        ========        ==========        ==========

TOTAL RETURN+............         13.56 %(1)          47.89 %        (22.87)%        (31.01)%            3.00%            (8.65)%

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................          2.35 %(2)(3)        2.56 %(3)       2.65 %(3)       2.44 %            2.39%             2.45 %

Net investment income
 (loss)..................         (1.57)%(2)(3)       (0.43)%(3)       0.14 %(3)       0.03 %            0.18%             0.35 %

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands....      $674,195            $633,216        $408,990        $744,133        $1,624,468        $1,441,549

Portfolio turnover
 rate....................            25 %(1)            128 %            58 %            42 %              49%               50 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                           FOR THE SIX          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                           MONTHS ENDED            ENDED               ENDED              THROUGH
                                          APRIL 30, 2000      OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....      $ 14.38             $  9.72             $ 12.83             $ 19.39
                                              -------             -------             -------             -------

Income (loss) from investment
 operations:
   Net investment income (loss).........        (0.13)              (0.05)               0.01               (0.04)
   Net realized and unrealized gain
   (loss)...............................         2.21                4.71               (2.89)              (6.52)
                                              -------             -------             -------             -------

Total income (loss) from investment
 operations.............................         2.08                4.66               (2.88)              (6.56)
                                              -------             -------             -------             -------

Less dividends from net investment
 income.................................        (0.08)            --                    (0.23)            --
                                              -------             -------             -------             -------

Net asset value, end of period..........      $ 16.38             $ 14.38             $  9.72             $ 12.83
                                              =======             =======             =======             =======

TOTAL RETURN+...........................        13.62 %(1)          47.94 %            (22.68)%            (33.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         2.35 %(2)(3)        2.56 %(3)           2.65 %(3)           2.62 %(2)

Net investment income (loss)............        (1.57)%(2)(3)       (0.43)%(3)           0.14 %(3)          (0.77)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $14,178             $12,278              $1,581                $819

Portfolio turnover rate.................           25 %(1)            128 %                58 %                42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                           FOR THE SIX          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                           MONTHS ENDED            ENDED               ENDED              THROUGH
                                          APRIL 30, 2000      OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....      $ 14.61             $  9.78             $ 12.86             $ 19.39
                                              -------             -------             -------             -------

Income (loss) from investment
 operations:
   Net investment income (loss).........        (0.04)               0.06                0.07                0.02
   Net realized and unrealized gain
   (loss)...............................         2.12                4.77               (2.88)              (6.55)
                                              -------             -------             -------             -------

Total income (loss) from investment
 operations.............................         2.08                4.83               (2.81)              (6.53)
                                              -------             -------             -------             -------

Less dividends from net investment
 income.................................        (0.15)            --                    (0.27)            --
                                              -------             -------             -------             -------

Net asset value, end of period..........      $ 16.54             $ 14.61             $  9.78             $ 12.86
                                              =======             =======             =======             =======

TOTAL RETURN+...........................        14.16 %(1)          49.39%             (22.14)%            (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         1.35 %(2)(3)        1.56%(3)            1.65 %(3)           1.62 %(2)

Net investment income (loss)............        (0.57)%(2)(3)        0.57%(3)            1.14 %(3)           0.42 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................       $5,323              $2,489              $1,565                $118

Portfolio turnover rate.................           25 %(1)            128%                 58 %                42 %

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
PACIFIC
GROWTH FUND

[PHOTO]

SEMIANNUAL REPORT
APRIL 30, 2000